BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Aug. 31, 2015	Nov. 30, 2014
Business Description and Basis of Presentation
BASIS OF PRESENTATION

NOTE 1 — BASIS OF PRESENTATION

Our principal business activity involves the design, development and worldwide marketing of apparel products, which include denim jeans, related casual wear and accessories that bear the brand Joe’s® and Hudson®. Our primary current operating subsidiaries are Joe’s Jeans Subsidiary, Inc. (“Joe’s Jeans Subsidiary”) and Hudson Clothing, LLC (“Hudson”). In addition, we have other subsidiaries, including Joe’s Jeans Retail Subsidiary, Inc., Innovo West Sales, Inc., Hudson Clothing Holdings, Inc. and HC Acquisition Holding, Inc. All significant inter-company transactions have been eliminated. We completed the acquisition of Hudson on September 30, 2013 and the information presented includes the results of operations of Hudson from the date of acquisition.  On September 11, 2015, we completed the sale of certain of our operating and intellectual property assets related to the Joe’s® brand and business to two separate purchasers for an aggregate purchase price of $80 million, the proceeds of which were used to repay all of our indebtedness outstanding under our term loan credit agreement with Garrison Loan Agency Service LLC and a portion of our indebtedness outstanding under our revolving credit agreement with CIT Commercial Services, Inc., a unit of CIT Group.  See “Note 2 — Subsequent Events” for additional information related to this and other transactions.  As a result, we reported the operating results of our Joe’s business in “Income (loss) from discontinued operations, net of tax” in our condensed consolidated statements of net loss and comprehensive loss for all periods presented.  In addition, the assets and liabilities associated with our Joe’s business are reported as held for sale (discontinued operations), in the condensed consolidated balance sheets for all periods presented. (see “Note 3— Discontinued Operations”).  Unless otherwise indicated, the disclosures accompanying the condensed consolidated financial statements reflect our continuing operations.

Our reportable business segments are Wholesale and Retail. We manage, evaluate and aggregate our operating segments for segment reporting purposes primarily on the basis of business activity and operation. Our Wholesale segment is comprised of sales of Hudson® products to retailers, specialty stores and international distributors, includes revenue from licensing agreements and records expenses from sales, trade shows, distribution, product samples and customer service departments. Our Retail segment is comprised of sales to consumers through ten of our Joe’s branded full price retail stores, 11 outlet stores and through our online retail site at www.hudsonjeans.com. Our Corporate and other is comprised of expenses from corporate operations, which include the executive, finance, legal, human resources, design and production departments and general advertising expenses associated with our brands.  Sales of our Joe’s® products are reported as discontinued operations.

Our unaudited condensed consolidated financial statements, which include the accounts of our wholly-owned subsidiaries, for the three and nine months ended August 31, 2015 and 2014 and the related footnote information have been prepared on a basis consistent with our audited consolidated financial statements as of November 30, 2014 contained in our Annual Report on Form 10-K for the fiscal year ended November 30, 2014, or the Annual Report.  Our fiscal year end is November 30. Each fiscal year, as presented, is 52 weeks.

Going Concern

The accompanying consolidated financial statements for the year ended November 30, 2014 and three and nine  months ended August 31, 2015 were prepared under the assumption that we will continue to operate as a going concern, which contemplates the realization of assets and the liquidation of liabilities in the ordinary course of business. We face various uncertainties that raise substantial doubt about our ability to continue as a going concern. These financial statements do not include any adjustments that may result from the outcome of these uncertainties.

On November 6, 2014, we received an initial notice of default and event of default and demand for payment of default interest under the term loan credit facility for violating certain financial and maintenance covenants from Garrison Loan Agency Service LLC (“Garrison”). As of August 31, 2015, we were not in compliance with certain financial and maintenance covenants under the term loan credit agreement. As a result of the events of default under the term loan credit agreement, this also triggered a default and an event of default under the terms of the revolving credit agreement with CIT Commercial Services, Inc., a unit of CIT Group, (“CIT”). Both lenders reserved their respective rights to exercise any and all remedies available to them under their respective agreements and demanded payment of interest under those agreements at the default rate of interest. In addition, as a result of the events of default under the term loan credit agreement and the revolving credit agreement, we also were in default of our subordinated convertible notes issued to the former equity owners of Hudson. Under the terms of the revolving credit and term loan credit agreements, we were prohibited frommaking any payments under the subordinated convertible notes, but we were accruing interest on the convertible notes at the default rate. We were also prohibited from making earn-out payments to our former creative director, Mr. Dahan under his buy-out agreement.

On September 11, 2015, our indebtedness outstanding under the term loan credit agreement was fully repaid with a portion of the proceeds of the sale of certain Joe’s assets. As a result, the term loan credit agreement was paid in full and terminated on September 11, 2015. We also used a portion of the proceeds from the asset sale to repay a substantial portion of our indebtedness under the revolving credit agreement, and on September 11, 2015, we entered into an amended and restated revolving credit agreement, which waived our existing defaults, forbearance defaults and certain other defaults. See “Note 2 — Subsequent Events” for a further discussion of the asset sales, the repayment of certain obligations under our agreements with Garrison and CIT, and the terms of our amended and restated revolving credit agreement.

1. Business Description and Basis of Presentation

        Our principal business activity involves the design, development and worldwide marketing of apparel products, which include denim jeans, related casual wear and accessories that bear the brand Joe's® and Hudson®. Our primary current operating subsidiaries are Joe's Jeans Subsidiary, Inc. ("Joe's Sub") and Hudson Clothing, LLC ("Hudson"). In addition, we have other subsidiaries, including Joe's Jeans Retail Subsidiary, Inc., Innovo West Sales, Inc., Hudson Clothing Holdings, Inc. and HC Acquisition Holding, Inc. All significant inter-company transactions have been eliminated. We completed the acquisition of Hudson on September 30, 2013 and the information presented includes the results of operations of Hudson from the date of acquisition. On September 11, 2015, we completed the sale of certain of our operating and intellectual property assets related to the Joe's® brand and business to two separate purchasers for an aggregate purchase price of $80 million, the proceeds of which were used to repay all of our indebtedness outstanding under our term loan credit agreement (the "Term Loan Credit Agreement") with Garrison Loan Agency Service LLC ("Garrison") and a portion of our indebtedness outstanding under our revolving credit agreement (the "Revolving Credit Agreement") with CIT Commercial Services, Inc., a unit of CIT Group ("CIT"). As a result, we reported the operating results of our Joe's business in "Income (loss) from discontinued operations, net of tax" in our condensed consolidated statements of net loss and comprehensive loss for all periods presented. In addition, the assets and liabilities associated with our Joe's business are reported as held for sale (discontinued operations), in the condensed consolidated balance sheets for all periods presented. (see "Note 4—Discontinued Operations"). Unless otherwise indicated, the disclosures accompanying the condensed consolidated financial statements reflect our continuing operations.

        Our reportable business segments are Wholesale and Retail. We manage, evaluate and aggregate our operating segments for segment reporting purposes primarily on the basis of business activity and operation. Our Wholesale segment is comprised of sales of Hudson® products to retailers, specialty stores and international distributors, includes revenue from licensing agreements and records expenses from sales, trade shows, distribution, product samples and customer service departments. Our Retail segment is comprised of sales to consumers through ten of our Joe's branded full price retail stores, 11 outlet stores and through our online retail site at www.hudsonjeans.com. Our Corporate and other is comprised of expenses from corporate operations, which include the executive, finance, legal, human resources, design and production departments and general advertising expenses associated with our brands. Sales of our Joe's® and else™ products for our wholesale segment and for those retail stores being transferred pursuant to the Operating Assets Purchase Agreement (as defined below) are presented as discontinued operations in our condensed consolidated financial statements for all periods presented. Our fiscal year end is November 30. Each fiscal year, as presented, is 52 weeks.

Going Concern

        The accompanying consolidated financial statements for the year ended November 30, 2014 were prepared under the assumption that we will continue to operate as a going concern, which contemplates the realization of assets and the liquidation of liabilities in the ordinary course of business. We face various uncertainties that raise substantial doubt about our ability to continue as a going concern. These financial statements do not include any adjustments that may result from the outcome of these uncertainties.

        On November 6, 2014, we received an initial notice of default and event of default and demand for payment of default interest under the Term Loan Credit Agreement for violating certain financial and maintenance covenants from Garrison. As a result of the events of default under the Term Loan Credit Agreement, this also triggered a default and an event of default under the terms of the Revolving Credit Agreement with CIT. Both lenders reserved their respective rights to exercise any and all remedies available to them under their respective agreements and demanded payment of interest under those agreements at the default rate of interest. In addition, as a result of the events of default under the Term Loan Credit Agreement and the Revolving Credit Agreement, we also were in default of our subordinated convertible notes issued to the former equity owners of Hudson. Under the terms of the Revolving Credit Agreement and the Term Loan Credit Agreement, we were prohibited from making any payments under the subordinated convertible notes, but we were accruing interest on the convertible notes at the default rate. We were also prohibited from making earn-out payments to our former creative director, Mr. Dahan under his buy-out agreement.

        On September 11, 2015, our indebtedness outstanding under the Term Loan Credit Agreement was fully repaid with a portion of the proceeds of the sale of certain Joe's assets. As a result, the Term Loan Credit Agreement terminated on September 11, 2015. We also used a portion of the proceeds from the asset sale to repay a substantial portion of our indebtedness under the Revolving Credit Agreement, and on September 11, 2015, we entered into an amended and restated revolving credit agreement (the "Amended and Restated Revolving Credit Agreement"), which waived our existing defaults, forbearance defaults and certain other defaults. However, we continue to experience negative trends including declining sales and recurring losses throughout fiscal 2015. In addition, we have limited working capital and borrowing availability on our Amended and Restated Credit Agreement that matures on December 31, 2015. We are currently in default under our convertible notes which have a face value of $33,991,000, which impacts our leverage ratio and attractiveness to secure additional financing from lenders.

        See "Note 2—Subsequent Events" for a further discussion of the asset sales, the repayment of certain obligations under our agreements with Garrison and CIT, and the terms of our Amended and Restated Revolving Credit Agreement.